CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (620,248,897)	$ (97,330,586)	¥ 404,735,526	¥ 33,348,128
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	18,275,703	2,867,857	21,126,504	32,814,894
Loss from the disposal of intangible assets			550,590	16,667
Amortization of intangible assets	70,456,937	11,056,231	89,790,156	57,306,920
Non-cash operating lease expenses	46,120,215	7,237,268	44,300,218
Loss from the disposal of property and equipment	12,315	1,932	24,880	44,421
Provision for allowance for credit loss	2,182,083	342,416	3,270,564	13,563,744
Dividends from an equity investee			297,690
Share of loss (income) in equity method investments	15,127,838	2,373,888	(1,306,287)	3,241,580
Gain on disposal of a subsidiary			(23,525,694)
Impairment losses and fair value adjustments on investments	33,653,746	5,281,007	19,517,062	19,076,725
Share-based compensation	132,139,459	20,735,565	142,154,361	290,781,764
Foreign exchange gain				(32,045,080)
Changes in operating assets and liabilities:
Accounts receivable	6,173,518	968,760	(25,808,778)	(69,456,813)
Prepayments	(28,610,593)	(4,489,626)	(26,602,239)	85,451,242
Other current assets	(139,662,715)	(21,916,128)	(33,345,122)	25,627,488
Other non-current assets	(5,214,782)	(818,313)	(10,457,638)	(723,216)
Amounts due from related parties	(28,113,868)	(4,411,679)	14,909,528	40,026,364
Accounts payable	(161,945,337)	(25,412,757)	96,426,827	86,444,383
Advances from customers	(3,434,987)	(539,024)	(6,083,543)	7,426,481
Accrued expenses and other current liabilities	74,287,172	11,657,278	43,125,766	24,734,559
Amounts due to related parties	69,982,877	10,981,841	(75,208,093)	65,514,731
Deferred revenue	(19,612,664)	(3,077,655)	30,738,939	129,981,038
Lease liabilities	(47,825,789)	(7,504,910)	(40,982,350)
Net cash provided by (used in) operating activities	(586,257,769)	(91,996,635)	667,648,867	813,176,020
Cash flows from investing activities:
Proceeds on disposal of property and equipment	503,894	79,072	(213,662)	260,408
Purchases of property and equipment	(6,873,896)	(1,078,664)	(18,897,736)	(16,045,562)
Proceeds from disposal of intangible assets			1,991,510
Purchases of intangible assets	(115,631,314)	(18,145,076)	(63,243,106)	(105,905,115)
Purchases of short-term investments	(1,736,355,000)	(272,471,989)	(4,836,476,896)	(4,309,500,000)
Purchases of long-term investments	(45,000,000)	(7,061,482)	(220,000,000)
Proceeds from disposal of short-term investments	1,840,229,000	288,772,087	2,606,247,896	4,309,500,000
Proceeds from disposal of long-term investments	151,102,000	23,711,201	120,000,000
Proceeds from disposal of equity method investee				1,000,000
Proceeds from disposal of subsidiary, net of cash disposed			50,543,502
Payment for business acquisition, net of cash acquired				(11,012,762)
Payments for acquisitions of equity investments	(107,103,932)	(16,806,944)	(276,291,399)	(114,600,000)
Loan to related parties			(10,000,000)	(5,000,000)
Receipts from loan to related parties				5,000,000
Repayment of loans to related parties			33,720,064
Cash used in investing activities	(19,129,248)	(3,001,795)	(2,612,619,827)	(246,303,031)
Cash flows from financing activities
Proceeds on issuance of ordinary shares through IPO				3,422,497,233
Payment of IPO offering costs				(36,249,484)
Acquisition of noncontrolling interest			(4,500,000)	(19,520,000)
Proceeds from capital contribution from noncontrolling interest shareholder			105,129,847	7,921,555
Repurchase of ordinary shares	(107,151,908)	(16,814,473)	(579,824,528)	(115,273,325)
Settlement of redemption liability to a preferred shareholder in connection with 2018 Restructuring				(1,323,049,149)
Repayment of advances from related party				(39,995,000)
Cash provided by (used in) financing activities	(107,151,908)	(16,814,473)	(479,194,681)	1,896,331,830
Effect of foreign exchange rate changes on cash and cash equivalents	(112,129,959)	(17,595,640)	(418,949,871)	109,483,281
Net increase (decrease) in cash, cash equivalents and restricted cash	(824,668,884)	(129,408,543)	(2,843,115,512)	2,572,688,100
Cash, cash equivalent and restricted cash at the beginning of the year	5,291,777,477	830,395,360	8,134,892,989	5,562,204,889
Cash, cash equivalent and restricted cash at the end of the year	4,467,108,593	700,986,817	5,291,777,477	8,134,892,989
Supplemental disclosure on non-cash investing and financing activities:
Accured purchases of property and equipment	¥ 442,148	$ 69,383	¥ 764,669	5,527,829
Payable for repurchase of ordinary shares not yet paid				¥ 53,293,800